SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT REPORTING
NOTE 5 - SEGMENT REPORTING

The Group operates in a single reportable segment; the center of its activities is in Israel, and all of its sales are carried out in USA, Europe, UK, Australia, Israel and the rest of the world. Set forth below is a breakdown of revenues from external parties by geographic regions:

	For the year ended December 31
	2024	2023	2022
	US Dollars in thousands
USA	123,033	83,528	60,270
Europe (excluding UK)	76,000	72,887	48,664
UK	38,688	26,391	21,931
Australia	27,521	22,484	17,235
Israel	16,967	13,095	14,129
Rest of the world	31,804	17,106	11,285
	314,013	235,491	173,514

Set forth below is a breakdown of the non-current assets, excluding deferred tax assets and financial assets, by geographic regions:
	As of December 31
	2024	2023
	US Dollars in thousands
Israel	106,215	97,209
USA	12,615	13,696
Rest of the world	16,247	1,027
	135,077	111,932

In 2024, 2023 and 2022, the Group did not have any single customer representing 10% or more of its sales.